Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Jun. 30, 2026	Dec. 31, 2025
Statement of Financial Position [Abstract]
Preferred shares, par value	$ 0.00266667	$ 0.00266667
Preferred shares, shares authorized	3,750,000	3,750,000
Preferred shares, shares issued
Preferred shares, shares outstanding
Ordinary shares, par value	$ 0.00266667	$ 0.00266667
Ordinary shares, shares authorized	37,500,000	37,500,000
Ordinary shares, shares issued	15,386,840	14,987,474
Ordinary shares, shares outstanding	15,386,840	14,987,474